Share Capital (Share Purchase Warrants) (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Disclosure of classes of share capital [line items]
Number of warrants (in shares)	12,232	12,232
Common shares issuable (in shares)	12,232	12,232
Gains on derivatives | $		$ 2.3	$ 1.6
Warrants - Esperanza [Member]
Disclosure of classes of share capital [line items]
Number of warrants (in shares)	7,167	7,167
Common shares issuable (in shares)	7,167	7,167
Exercise price (CAD per share) | CAD / shares	CAD 28.46
Warrants - Carlisle [Member]
Disclosure of classes of share capital [line items]
Number of warrants (in shares)	5,065	5,065
Common shares issuable (in shares)	5,065	5,065
Exercise price (CAD per share) | CAD / shares	CAD 10.00